                               John Hancock Funds

 - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -


                                  INTERNATIONAL

                                      FUND

                                  ANNUAL REPORT


                                October 31, 1995

                                    TRUSTEES
                             Edward J. Boudreau, Jr.
                                    Chairman
                             William A. Barron, III*
                               Douglas M. Costle*
                                Leland O. Erdahl*
                               Richard A. Farrell*
                               William F. Glavin*
                                 Patrick Grant*
                               Ralph Lowell, Jr.*
                                 John A. Moore*
                             Patti McGill Peterson*
                                 John W. Pratt*
                         *Members of the Audit Committee

                                    OFFICERS
                             Edward J. Boudreau, Jr.
                      Chairman and Chief Executive Officer
                               Robert G. Freedman
                                Vice Chairman and
                            Chief Investment Officer
                                 Anne C. Hodsdon
                                    President
                                Thomas H. Drohan
                       Senior Vice President and Secretary
                                 James B. Little
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                     Vice President, Assistant Secretary and
                               Compliance Officer
                               James J. Stokowski
                          Vice President and Treasurer

                                    CUSTODIAN
                       State Street Bank and Trust Company
                               225 Franklin Street
                           Boston, Massachusetts 02110

                                 TRANSFER AGENTS
                   John Hancock Investor Services Corporation
                                  P.O. Box 9116
                        Boston, Massachusetts 02205-9116

                               INVESTMENT ADVISER
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                             INVESTMENT SUB-ADVISER
                   John Hancock Advisers International Limited
                                 34 Dover Street
                             London, England W1X3RA

                              PRINCIPAL DISTRIBUTOR
                            John Hancock Funds, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                  LEGAL COUNSEL
                                  Hale and Dorr
                                 60 State Street
                           Boston, Massachusetts 02109

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse llp
                               160 Federal Street
                           Boston, Massachusetts 02110

                               CHAIRMAN'S MESSAGE

DEAR FELLOW SHAREHOLDERS:

[A 1 1/4" photo of Edward J. Boudreau Jr., Chairman and Chief Executive Officer, flush right, next to first paragraph.]

Investors around the world have been watching Wall Street in awe for the better part of 1995. Through October, the Standard & Poor's 500-Stock Index, a widely-used barometer of stock performance, had grown by more than 25%. Investors who stayed in the market after a disappointing 1994 have been rewarded.

   On another street, Pennsylvania Avenue, one of the hot topics many people are watching is Medicare reform. While there's no clear-cut solution on the horizon, today's Medicare debate should serve as another wake-up call to all Americans about the need to have a financial plan and to save for retirement. Whether or not the government changes the way health-care benefits are allotted to senior citizens, the message is clear: your future security and well-being lies in your own hands -- not Uncle Sam's.

   We know you've heard it a hundred times. Pick up almost any financial periodical today, and you'll see cover stories on retirement. Many of them will perhaps scare you or make you think that the task of saving for retirement is just too daunting. But take heart. We don't believe that and neither do many financial experts.

   Yet retirement planning is not to be taken lightly. To live the way you want to -- the way you deserve to after all those years of hard work -- you need to plan and save now, on a regular basis, no matter what your other costs, no matter how small the amount, no matter what your current age. It may be easier if you start earlier, but it's never too late.

   Building a secure nest egg is indeed doable. Talk to your financial adviser about establishing your retirement planning roadmap, if you haven't already. And educate yourself by reading some of the many articles about how to save for retirement. Take control of your future by saving today. That way, when it comes time for retirement, you shouldn't have to think about any street but Easy Street.

Sincerely,

/s/ Edward J. Boudreau, Jr.
---------------------------
EDWARD J. BOUDREAU, JR., CHAIRMAN AND CHIEF EXECUTIVE OFFICER

             BY DAVID S. BECKWITH FOR THE PORTFOLIO MANAGEMENT TEAM

                                  JOHN HANCOCK

                               INTERNATIONAL FUND

             Surging U.S. market leaves many foreign markets behind

    Declining interest rates, low inflation and steady corporate earnings in 1995 created nearly ideal market conditions in the United States, attracting investors from all over the world and propelling domestic stocks to record highs. The gains came at the expense of foreign stocks. Europe lagged for reasons that had less to do with the investment climate -- which was positive -- than with the comparative allure of domestic stocks, especially technology issues. In Japan, it seemed as if every time the market went up, the yen went down, wiping out gains for U.S. investors. Emerging markets, meanwhile, recovered strongly after a disastrous fourth quarter of 1994, only to fall back again late in the period. The upshot was a disappointing year for international investors, who did well to break even.

   John Hancock International Fund lagged its peers, producing total returns at net asset value of - 4.96% and - 5.89% for its Class A and Class B shares, respectively, during the year that ended October 31, 1995. That compared to
- 1.09% for the average international fund, according to Lipper Analytical Services.(1) The Fund lagged its peers during the period because of our large stake in emerging markets, which

[A 2 1/2" x 3 3/4" photo of David Beckwith at bottom right. Caption reads:
"David S. Beckwith."]

                                   [CAPTION]
             "...A DISAPPOINTING YEAR FOR INTERNATIONAL INVESTORS."

                     John Hancock Funds - International Fund


[A pie chart with the heading "Portfolio Diversification" at top of left hand column. The chart is divided into six sections. Going from top left to right:
Continental Europe 33%, Japan 16%, United Kingdom 9%, Latin America 4%, Pacific Rim 31%, Cash & Short-Term Investments 7%. A footnote states: "As a percentage of net assets on October 31, 1995.",]

hurt the Fund early in the period, and because of our relative overexposure to Japan and other countries in the Pacific Rim.

EUROPE: STOCK VALUES OVERSHADOWED BY U.S. RALLY

We ended the period with about 33% of the Fund's net assets in European stocks, up from 27% a year ago but little changed during the past six months. There was value in Europe this past year for those who cared to notice it. Many stocks were trading at price-to-earnings ratios that looked positively cheap compared to their U.S. counterparts. But all that was overshadowed last year by the bull market in the United States. Countries on the periphery of the European economy, such as Spain and Italy, were particularly hard hit.

   All the same, there were pockets of strong performance in continental Europe, notably the United Kingdom, where the Fund had a 9% stake at the end of the period, and Scandinavia. We made money on a number of so-called soft cyclicals, which are stocks that tend to do well in the latter stages of an economic recovery. Those included three U.K. stocks: Thorn EMI, a music retailer and record company; Reed International, a publisher; and Carlton Communications, a broadcaster. Another U.K. stock that's done well is Glaxo Wellcome, a drug company which recently settled a threat to one of its most important products from a generic competitor. Orkla, a Norwegian conglomerate involved with consumer products and financial services, rose on strong earnings growth. Investor AB, a Swedish company that owns half of Saab Moters, was a steady if unspectacular performer. With inflationary pressures waning, we may look for opportunities in the months ahead to replace some of the Fund's industrial stocks such as Sweden's Atlas Copco and Germany's Mannesmann with more rate-sensitive financial stocks.

[Table entitled "Scorecard" at bottom of left hand column. The header for the left column is "Investments"; the header for the right column is "Recent performance ... and what's behind the numbers. The first listing is Orkla followed by an up arrow and the phrase "Solid earnings growth." The second listing is Olivetti followed by a down arrow and the phrase "Ongoing difficulties in P.C. business." The third listing is Repsol followed by a flat arrow and the phrase "Underrecognized fundamental strength." Footnote below reads: "See "Schedule of Investments." Investment holdings are subject to change."]

JAPAN: WAITING FOR RECOVERY

Japanese stocks totaled about 16% of the Fund, down sharply from 25% six months ago. Everyone is still waiting for the recovery in Japan, but so far progress has been slow. The yen rallied early in the year but any currency gains for U.S. investors were more than offset by the yen's 25% plunge since last March. Year to date through the end of October, the Nikkei Index was down 12% in U.S. dollar terms. One recent purchase that has done reasonably well was Oki Electric, which makes telecommunications equipment. We'll be paying close attention to Japanese technology stocks in the wake of the

                                   [CAPTION]
           "...THERE WERE POCKETS OF STRONG PERFORMANCE IN EUROPE..."

                     John Hancock Funds - International Fund


[Bar chart with heading "Fund Performance" at top of left hand column. Under the heading is the footnote: "For the year ended October 31, 1995." The chart is scaled in increments of 2% from bottom to top, with 0% at the top and - 6% at the bottom. Within the chart there are three solid bars. The first represents the - 4.96% total return for the John Hancock International Fund, Class A. The second represents the - 5.89% total return for John Hancock International Fund, Class B. The third represents the - 1.09% total return for the average international fund. A footnote below reads: "Total returns for John Hancock International Fund are at net asset value with all distributions reinvested. The average international fund is tracked by Lipper Analytical Services. (1)" See following page for historical performance information."]

U.S. rally. Many seem cheap now compared to their U.S. counterparts and could profit from recent software advances that may help boost sales of personal computers to home users. That's a huge untapped market in Japan, where only about 10% of homes have computers, compared to almost 40% in the United States.

EMERGING MARKETS: HONG KONG SOLE BRIGHT SPOT

The Fund made money selectively in Latin America, notably Santa Isabel, a Chilean supermarket chain. For the most part, however, Asian stocks dominated the Fund's stake in emerging markets, led by Hong Kong with 9% of the Fund's assets. Hong Kong was also one of the few emerging markets to finish solidly ahead during the period. Our largest holding there was Cheung Kong, a developer that has begun to profit from a turnaround in the local real estate market. Outside of Hong Kong, however, the story in the emerging markets was pretty bleak. Singapore and Malaysia, with a combined 9% of the Fund's net assets, were both down about 5% in 1995; Thailand, where the Fund had less than a 2% stake, was down about 18%.

AUSTRALIA AND NEW ZEALAND

With the exception of News Corp., the Australian media giant led by Rupert Murdoch and Telecom Corporation of New Zealand, lumber and mining stocks dominated the Fund's 10% stake in Australia and New Zealand. Prominent names include New Zealand's Carter Holt Harvey, a forest products company, and Australia's Western Mining, a metals producer.

OUTLOOK

After a year like the one we've had, it's important to maintain a long-term perspective. The good news about foreign markets is that the investment climate remains strong. Earnings in most cases have come through as expected, and most of the foreign countries where the Fund has investments are still growing at a faster rate than the United States, especially the emerging markets. Once investor sentiment catches up with the market fundamentals, we could see foreign stocks convincingly outperform domestic stocks.
--------------------------------------------------------------------------------
(1) Figures from Lipper Analytical Services include reinvested dividends and to not take into account sales charges. Actual load-adjusted performance is lower.

                                   [CAPTION]
            "...IT'S IMPORTANT TO MAINTAIN A LONG-TERM PERSPECTIVE."

                             A LOOK AT PERFORMANCE

The tables on the right show the cumulative total returns and the average annual total returns for the John Hancock International Fund. Total return is a performance measure that equals the sum of all dividends and capital gains, assuming reinvestment of these distributions and the change in the price of the Fund's shares, expressed as a percentage of the Fund's average net assets. Performance figures include the maximum applicable sales charge of 5% for Class A shares. The effect of the maximum contingent deferred sales charge for Class B shares (maximum 5% and declining to 0% over six years) is included in Class B performance. Remember that all figures represent past performance and are no guarantee of how the Fund will perform in the future. Also, keep in mind that the total return and share price of the Fund's investments will fluctuate. As a result, your Fund's shares may be worth more or less than their original cost, depending on when you sell them. Please see your prospectus for a discussion of the risks associated with international investing, including currency and political risks and differences in accounting standards and financial reporting.

Note: Participant-directed defined-contribution plans with at least 100 eligible employees at inception of the Fund account may purchase Class A shares without an initial sales charge as of March 15, 1995. If those shares are redeemed, however, during the year following the calendar year end during which they were purchased, a contingent deferred sales charge will accessed.


                            CUMULATIVE TOTAL RETURNS

FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                                                        ONE        LIFE OF
                                                        YEAR       FUND(1)
                                                        ----       -------
John Hancock International Fund: Class A               (5.73%)     (6.68%)
John Hancock International Fund: Class B               (6.66%)     (6.90%)


                          AVERAGE ANNUAL TOTAL RETURNS

FOR THE PERIOD ENDED SEPTEMBER 30, 1995

                                                        ONE        LIFE OF
                                                        YEAR       FUND(1,2)
                                                        ----       ---------
John Hancock International Fund: Class A               (5.73%)     (3.89%)
John Hancock International Fund: Class B               (6.66%)     (4.02%)

As of October 31, 1995

                                                                   SEC 30-DAY
                                                                     YIELD
                                                                   ----------
John Hancock International Fund: Class A                            6.38%
John Hancock International Fund: Class B                            5.92%


                              NOTES TO PERFORMANCE

(1) Both Class A and Class B shares started on January 3, 1994.

(2) Without the limitation of expenses, the average annualized total returns for the one-year period and since inception would have been (8.89%) and (6.63%) for Class A shares and (9.82%) and (6.76%) for Class B shares. Note:
    Participant-directed defined-contribution plans with at least 100 eligible employees at inception of the Fund account may purchase Class A shares without an initial sales charge as of March 15, 1995. If those shares are redeemed, however, during the year following the calendar year end during which they were purchased, a contingent deferred sales charge will be assessed.

                    WHAT HAPPENED TO A $10,000 INVESTMENT...

The charts on the right show how much a $10,000 investment in the John Hancock International Fund would be worth on October 31, 1995, assuming you had invested on the day each class of shares started and reinvested all distributions. For comparison, we've shown the same $10,000 investment in the Morgan Stanley EAFE Index -- an unmanaged index that measures the performance of stock markets in

International Fund
Class A shares

[Line chart with the heading International Fund: Class A, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the Morgan Stanley EAFE Index and is equal to $11,268 as of October 31, 1995. The second line represents the value of the hypothetical $10,000 investment made in the International Fund on January 3, 1994, before sales charge, and is equal to $9,672 as of October 31, 1995. The third line represents the International Fund after sales charge and is equal to $9,185 as of October 31, 1995.]

International Fund
Class B shares

[Line chart with the heading International Fund: Class B, representing the growth of a hypothetical $10,000 investment over the life of the fund. Within the chart are three lines.

The first line represents the value of the Morgan Stanley EAFE Index and is equal to $11,268 as of October 31, 1995. The second line represents the value of the hypothetical $10,000 investment made in the International Fund on January 3, 1994, before contingent deferred sales charge, and is equal to $9,532 as of October 31, 1995. The third line represents the International Fund after contingent deferred sales charge and is equal to $9,151 as of October 31, 1995.]

                             FINANCIAL STATEMENTS

                     John Hancock Funds - International Fund

STATEMENT OF ASSETS AND LIABILITIES
October 31, 1995
----------------------------------------------------------------------------------------------
ASSETS:
  Investments at value - Note C:
   Common stocks (cost - $7,337,029)..............................................  $7,622,806
   Bonds (cost - $50,000).........................................................      43,000
   Joint repurchase agreement (cost - $647,000)...................................     647,000
                                                                                    ----------
                                                                                     8,312,806
  Cash............................................................................      18,705
  Foreign currency, at value (cost - $1,134)......................................       1,135
  Receivable for shares sold......................................................      27,969
  Foreign taxes receivable........................................................       7,939
  Dividends and interest receivable...............................................       8,500
  Receivable from John Hancock Advisers, Inc. - Note B............................     183,189
  Deferred organization expenses - Note A.........................................      73,153
                                                                                    ----------
                    Total Assets..................................................   8,633,396
                    --------------------------------------------------------------------------
LIABILITIES:
  Payable for shares repurchased..................................................       3,456
  Payable to John Hancock Advisers, Inc. and affiliates - Note B..................     237,717
  Accounts payable and accrued expenses...........................................     187,260
                                                                                    ----------
                    Total Liabilities.............................................     428,433
                    --------------------------------------------------------------------------
NET ASSETS:
  Capital paid-in.................................................................   8,457,906
  Accumulated net realized loss on investments and foreign currency transactions..    (531,550)
  Net unrealized appreciation of investments and foreign currency transactions....     278,607
                                                                                    ----------
                    Net Assets....................................................  $8,204,963
                    ==========================================================================
NET ASSET VALUE PER SHARE:
  (Based on net asset values and shares of beneficial interest outstanding -
  unlimited number of shares authorized with no par value, respectively)
  Class A - $4,215,377/518,038....................................................  $     8.14
  ============================================================================================
  Class B - $3,989,586/495,350....................................................  $     8.05
  ============================================================================================
MAXIMUM OFFERING PRICE PER SHARE *
  Class A - ($8.14 x 105.26%).....................................................  $     8.57
  ============================================================================================

* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

THE STATEMENT OF ASSETS AND LIABILITIES IS THE FUND'S BALANCE SHEET AND SHOWS THE VALUE OF WHAT THE FUND OWNS, IS DUE AND OWES ON OCTOBER 31, 1995. YOU'LL ALSO FIND THE NET ASSET VALUE AND THE MAXIMUM OFFERING PRICE PER SHARE AS OF THAT DATE.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                     John Hancock Funds - International Fund

STATEMENT OF OPERATIONS
Year ended October 31, 1995
------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign withholding taxes of $18,197)..............................................  $ 148,360
  Interest.............................................................................................     26,504
                                                                                                         ---------
                                                                                                           174,864
                                                                                                         ---------
  Expenses:
   Investment management fee - Note B..................................................................     80,348
   Distribution/service fee - Note B
     Class A...........................................................................................     13,071
     Class B...........................................................................................     36,778
   Transfer agent fee - Note B.........................................................................     42,083
   Custodian fee.......................................................................................     91,327
   Printing............................................................................................     54,559
   Registration and filing fees........................................................................     47,437
   Organization expense - Note A.......................................................................     23,017
   Auditing fee........................................................................................     21,000
   Legal fees..........................................................................................      8,195
   Trustees' fees......................................................................................        482
   Miscellaneous.......................................................................................        167
                                                                                                         ---------
                    Total Expenses.....................................................................    418,464
                    Less expenses reimbursable by John Hancock Advisers, Inc. - Note B.................   (254,219)
                                                                                                         ---------
                    Net Expenses.......................................................................    164,245
                    ----------------------------------------------------------------------------------------------
                    Net Investment Income..............................................................     10,619
                    ----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized loss on investments sold................................................................   (534,486)
  Net realized loss on foreign currency transactions...................................................    (29,195)
  Change in net unrealized appreciation/depreciation of investments....................................     42,840
  Change in net unrealized appreciation/depreciation of foreign currency transactions..................      3,248
                                                                                                         ---------
                    Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions..   (517,593)
                    ----------------------------------------------------------------------------------------------
                    Net Decrease in Net Assets Resulting from Operations...............................  $(506,974)
                    ==============================================================================================


THE STATEMENT OF OPERATIONS SUMMARIZES THE FUND'S INVESTMENT INCOME EARNED AND EXPENSES INCURRED IN OPERATING THE FUND. IT ALSO SHOWS NET GAINS (LOSSES) FOR THE PERIOD STATED.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                     John Hancock Funds - International Fund

STATEMENT OF CHANGES IN NET ASSETS
---------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  FOR THE PERIOD
                                                                                                                 JANUARY 3, 1994
                                                                                               YEAR ENDED         (COMMENCEMENT
                                                                                               OCTOBER 31,      OF OPERATIONS) TO
                                                                                                  1995          OCTOBER 31, 1994
                                                                                               ----------       -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
  Net investment income....................................................................    $   10,619          $   31,295
  Net realized gain (loss) on investments sold and foreign currency transactions...........      (563,681)             26,883
  Change in net unrealized appreciation/depreciation of investments and foreign currency
    transactions...........................................................................        46,088             232,519
                                                                                               ----------          ----------
   Net Increase (Decrease) in Net Assets Resulting from Operations.........................      (506,974)            290,697
DISTRIBUTIONS TO SHAREHOLDERS:
  Dividends from net investment income
   Class A - ($0.0268 and none per share, respectively)....................................       (14,822)              --
  Distributions from net realized gain on investments sold
   Class A - ($0.0512 and none, respectively)..............................................       (28,343)              --
   Class B - ($0.0512 and none, respectively)..............................................       (25,719)              --
                                                                                               ----------          ----------
     Total Distributions to Shareholders...................................................       (68,884)              --
                                                                                               ----------          ----------

FROM FUND SHARE TRANSACTIONS-- NET*........................................................       407,315           7,582,809
                                                                                               ----------          ----------

NET ASSETS:
  Beginning of period......................................................................     8,373,506               --
  Initial investment by John Hancock Advisers, Inc. - Note A...............................         --               500,000

                                                                                               ----------          ----------
  End of period (including undistributed net investment income of none and $14,822,
     respectively).........................................................................    $8,204,963          $8,373,506
                                                                                               ==========          ==========

* ANALYSIS OF FUND SHARE TRANSACTIONS:

                                                                             YEAR ENDED         FOR THE PERIOD JANUARY 3, 1994
                                                                             OCTOBER 31,         (COMMENCEMENT OF OPERATIONS)
                                                                                1995                TO OCTOBER 31, 1994
                                                                       ----------------------    -----------------------------
                                                                        SHARES       AMOUNT       SHARES             AMOUNT
                                                                       --------   -----------     -------          ----------
CLASS A
  Shares sold........................................................   284,149   $ 2,274,882     535,016          $4,456,147
  Shares issued to shareholders in reinvestment of distributions.....     4,863        38,128        --                --
                                                                       --------   -----------     -------          ----------
                                                                        289,012     2,313,010     535,016           4,456,147
  Less shares repurchased............................................  (282,754)   (2,241,182)    (82,060)           (683,928)
  Initial Investment by John Hancock Advisers, Inc. - Note A.........     --           --          58,824             500,000
                                                                       --------   -----------     -------          ----------
  Net increase.......................................................     6,258   $    71,828     511,780          $4,272,219
                                                                       ========   ===========     =======          ==========
CLASS B
  Shares sold........................................................   255,410   $ 2,065,161     512,942          $4,260,033
  Shares issued to shareholders in reinvestment of distributions.....     2,888        22,582        --                --
                                                                       --------   -----------     -------          ----------
                                                                        258,298     2,087,743     512,942           4,260,033
  Less shares repurchased............................................  (221,662)   (1,752,256)    (54,228)           (449,443)
                                                                       --------   -----------     -------          ----------
  Net increase.......................................................    36,636   $   335,487     458,714          $3,810,590
                                                                       ========   ===========     =======          ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

                             FINANCIAL STATEMENTS

                     John Hancock Funds - International Fund

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout the period indicated, investment returns, key ratios and supplemental data are listed as follows:
------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED   FOR THE PERIOD JANUARY 3, 1994
                                                                             OCTOBER 31,   (COMMENCEMENT OF OPERATIONS)
                                                                                1995           TO OCTOBER 31, 1994
                                                                             -----------  ------------------------------
CLASS A
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period.....................................    $ 8.65                $ 8.50
                                                                               ------                ------
  Net Investment Income....................................................      0.04                  0.07(b)
  Net Realized and Unrealized Gain (Loss) on Investments and Foreign
    Currency Transactions                                                       (0.47)                 0.08
                                                                               ------                ------
   Total from Investment Operations........................................     (0.43)                 0.15
                                                                               ------                ------
  Less Distributions:
  Dividends from Net Investment Income.....................................     (0.03)                 --
  Distributions from Net Realized Gain on Investments Sold and Foreign
     Currency Transactions                                                      (0.05)                 --
                                                                               ------                ------
   Total Distributions.....................................................     (0.08)                 --
                                                                               ------                ------
  Net Asset Value, End of Period...........................................    $ 8.14                $ 8.65
                                                                               ======                ======
  Total Investment Return at Net Asset Value (c)...........................     (4.96%)                1.77%(d)
  Total Adjusted Investment Return at Net Asset Value (c)(e)...............     (8.12%)               (0.52%)(d)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted)................................    $4,215                $4,426
  Ratio of Expenses to Average Net Assets **...............................      1.64%                 1.50%*
  Ratio of Adjusted Expenses to Average Net Assets (a).....................      4.80%                 3.79%*
  Ratio of Net Investment Income to Average Net Assets.....................      0.56%                 1.02%*
  Ratio of Adjusted Net Investment Loss to Average Net Assets (a)..........     (2.60%)               (1.27%)*
  Portfolio Turnover Rate..................................................        69%                   50%
  ** Expense Reimbursement Per Share.......................................    $ 0.25(b)             $ 0.16(b)


THE FINANCIAL HIGHLIGHTS SUMMARIZES THE IMPACT OF THE FOLLOWING FACTORS ON A SINGLE SHARE FOR THE PERIOD INDICATED: THE NET INVESTMENT INCOME, AND TOTAL INVESTMENT RETURN OF THE FUND. IT SHOWS HOW THE FUND'S NET ASSET VALUE FOR A SHARE HAS CHANGED SINCE THE COMMENCEMENT OF OPERATIONS. ADDITIONALLY, IMPORTANT RELATIONSHIPS BETWEEN SOME ITEMS PRESENTED IN THE FINANCIAL STATEMENTS ARE EXPRESSED IN RATIO FORM.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                     John Hancock Funds - International Fund

FINANCIAL HIGHLIGHTS (continued)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED    FOR THE PERIOD JANUARY 3, 1994
                                                                                        OCTOBER 31,    (COMMENCEMENT OF OPERATIONS)
                                                                                           1995           TO OCTOBER 31, 1994
                                                                                        -----------   ------------------------------
CLASS B
PER SHARE OPERATING PERFORMANCE
  Net Asset Value, Beginning of Period...............................................     $ 8.61                 $ 8.50
                                                                                         ------                 ------
  Net Investment Income (Loss).......................................................     (0.03)                  0.02(b)
  Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency
    Transactions.....................................................................     (0.48)                  0.09
                                                                                        ------                  ------
   Total from Investment Operations..................................................     (0.51)                  0.11
                                                                                         ------                 ------
  Less Distributions:
  Distributions from Net Realized Gain on Investments Sold and Foreign Currency
     Transactions....................................................................     (0.05)                  --
                                                                                         ------                 ------
  Net Asset Value, End of Period.....................................................    $ 8.05                 $ 8.61
                                                                                         ======                 ======
  Total Investment Return at Net Asset Value (c).....................................     (5.89%)                 1.29%(d)
  Total Adjusted Investment Return at Net Asset Value (c)(e).........................     (9.05%)                (1.00%)(d)

RATIOS AND SUPPLEMENTAL DATA
  Net Assets, End of Period (000's omitted)..........................................    $3,990                 $3,948
  Ratio of Expenses to Average Net Assets **.........................................      2.52%                  2.22%*
  Ratio of Adjusted Expenses to Average Net Assets (a)...............................      5.68%                  4.51%*
  Ratio of Net Investment Income (Loss) to Average Net Assets........................     (0.37%)                 0.31%*
  Ratio of Adjusted Net Investment Loss to Average Net Assets (a)....................     (3.53%)                (1.98%)*
  Portfolio Turnover Rate............................................................        69%                    50%
  ** Expense Reimbursement Per Share.................................................    $ 0.25(b)              $ 0.16(b)

  * On an annualized basis.
(a) On an unreimbursed basis.
(b) On average month end shares outstanding.
(c) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(d) Not annualized.
(e) An estimated total return calculation which takes into consideration fees and expenses waived or borne by the Adviser during the periods shown.


                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - International Fund

THE SCHEDULE OF INVESTMENTS IS A COMPLETE LIST OF ALL SECURITIES OWNED BY THE INTERNATIONAL FUND ON OCTOBER 31, 1995. IT'S DIVIDED INTO THREE MAIN CATEGORIES:
COMMON STOCKS, BONDS AND SHORT-TERM INVESTMENTS. COMMON STOCKS AND BONDS ARE FURTHER BROKEN DOWN BY COUNTRY. SHORT-TERM INVESTMENTS, WHICH REPRESENT THE FUND'S "CASH" POSITION, ARE LISTED LAST.

SCHEDULE OF INVESTMENTS
October 31, 1995
--------------------------------------------------------------------------------
                                                                         MARKET
ISSUER, DESCRIPTION                                 NUMBER OF SHARES      VALUE
-------------------                                 ----------------      -----
COMMON STOCKS
AUSTRALIA (7.46%)
  Amcor Ltd. (Paper) .............................        15,000      $  112,432
  Broken Hill Proprietary Co., Ltd. ..............
   (Diversified Operations) ......................         9,350         126,632
  Newcrest Mining Ltd. ...........................
   (Gold Mining & Products) ......................        20,000*         82,267
  News Corp. Ltd. (The) (Publishing) .............        29,900         150,776
  Western Mining Corp. Holdings Ltd. .............
   (Metal Processing & Products) .................        21,875         140,301
                                                                      ----------
                                                                         612,408
                                                                      ----------
CHILE (2.21%)
  Santa Isabel S.A., American Depositary
   Receipts (ADR) (Retail)** .....................         8,000*        181,000
                                                                      ----------
DENMARK (2.22%)
  Tele Danmark AS
   (ADR) (Telecommunications) ....................         3,500*        182,559
                                                                      ----------
FINLAND (2.80%)
  Metra AB (Machinery) ...........................         2,000*         86,637
  Nokia AB (Telecommunications) ..................         2,500*        143,022
                                                                      ----------
                                                                         229,659
                                                                      ----------
FRANCE (4.61%)
  LVMH Moet Henessey Louis Vuitton
   (Beverages) ...................................           780         155,199
  Renault SA (ADR) (Automobile/Trucks)**(R) ......         3,000*         93,000
  Societe Centrale Union des Assurances
   de Paris (Insurance) ..........................         5,000         129,854
                                                                      ----------
                                                                         378,053
                                                                      ----------
GERMANY (4.01%)
  Bayer AG (Chemicals) ...........................           400         106,394
  Bayerische Motoren Werke AG
   (Automobile/Trucks) ...........................           200*        107,275
  Mannesmann AG (Diversified Operations) .........           350*        115,200
                                                                      ----------
                                                                         328,869
                                                                      ----------
HONG KONG (8.51%)
  Cheung Kong (Holdings) Ltd. (Real Estate) ......        20,000         112,783
  CITIC Pacific Ltd. (Diversified Operations) ....        45,000         140,558
  HSBC Holdings Ltd. (Banks) .....................         7,800         113,494
  Hutchison Whampoa Ltd. .........................
   (Diversified Operations) ......................        22,000         121,215
  Swire Pacific Ltd. (Diversified Operations) ....        14,500         108,773
  Wharf Holdings Ltd. (Diversified Operations) ...        30,000*     $  101,271
                                                                      ----------
                                                                         698,094
                                                                      ----------
INDONESIA (1.46%)
  PT Tambang Timah, Global Depositary Receipts
   (Metal Processing & Products)**  ..............        10,000*        120,250
                                                                      ----------
ITALY (1.68%)
  Banca Commerciale Italiana S.p.A. (Banks) ......        40,000*         77,917
  Olivetti & C. S.p.A. (Computers)** .............        80,000*         59,724
                                                                      ----------
                                                                         137,641
                                                                      ----------
JAPAN (15.84%)
  Fanuc Ltd. (Machinery) .........................         3,000*        129,918
  Fujisawa Pharmaceutical Co., Ltd. (Drugs) ......        20,000*        194,731
  Itochu Corp. (Diversified Operations) ..........        15,000          88,861
  Jusco Co., Ltd. (Retail) .......................         6,000         140,769
  Matsushita Electric Industrial Co., Ltd. .......
   (Electronics) .................................        10,000         141,747
  Nippon Television Network Corp. ................
   (Broadcasting) ................................           500*        119,263
  Oki Electric Industry Co., Ltd. ................
   (Telecommunications)** ........................        10,000*         92,575
  Sanwa Bank Ltd. (Banks) ........................         6,000*        102,058
  Sony Corp. (Electronics) .......................         3,000         134,904
  TDK Corp. (Electronics) ........................         3,000*        154,553
                                                                      ----------
                                                                       1,299,379
                                                                      ----------
Malaysia (2.92%)
  Resorts World Berhad (Leisure & Recreation) ....        30,000         146,399
  United Engineers Berhad (Engineering) ..........        15,000*         93,270
                                                                      ----------
                                                                         239,669
                                                                      ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - International Fund

                                                                         MARKET
ISSUER, DESCRIPTION                                 NUMBER OF SHARES      VALUE
-------------------                                 ----------------      -----
MEXICO (0.87%)
  Telefonos de Mexico S.A. de C.V. (ADR)
   (Telecommunications) ..........................        2,600       $   71,500
                                                                      ----------
NETHERLANDS (4.00%)
  Koninklijke P.T.T. Nederland
   (Telecommunications) ..........................        4,000*         140,702
  Polygram N.V. (ADR)(Audio/Video)  ..............        3,000          187,286
                                                                      ----------
                                                                         327,988
                                                                      ----------
NEW ZEALAND (2.61%)
  Carter Holt Harvey Ltd. (Paper) ................       46,200          110,399
  Telecom Corporation of New Zealand
   (Telecommunications) ..........................       25,000          103,802
                                                                      ----------
                                                                         214,201
                                                                      ----------
NORWAY (1.89%)
  Orkla AS (Diversified Operations) ..............        3,000*         155,131
                                                                      ----------
PAKISTAN (0.23%)
  Crescent Textile Mills (Textile)** .............       25,127           18,910
                                                                      ----------
SINGAPORE (6.39%)
  Fraser & Neave Ltd. ............................
   (Diversified Operations) ......................       12,000          141,826
  Hongkong Land Holdings Ltd. ....................
   (Real Estate) .................................       45,000           81,000
  Jardine Matheson Holdings Ltd. .................
   (Diversified Operations) ......................       10,000*          61,000
  Keppel Corp. (Diversified Operations) ..........       18,000          147,771
  United Overseas Bank Ltd. (Banks) ..............       10,600*          93,022
                                                                      ----------
                                                                         524,619
                                                                      ----------
SPAIN (1.45%)
  Repsol SA (Oil & Gas) ..........................        4,000          119,454
                                                                      ----------
SWEDEN (5.40%)
  Atlas Copco AB (Machinery) .....................        6,250           94,589
  Hennes & Mauritz AB (Retail) ...................        2,000*         130,711
  Investor AB (Diversified Operations) ...........        2,500*          89,036
  Telefonaktiebolaget (LM) Ericsson
   (Telecommunications) ..........................        6,050          128,460
                                                                      ----------
                                                                         442,796
                                                                      ----------
SWITZERLAND (5.32%)
  BBC Brown Boveri AG (Engineering) ..............          750          169,118
  Ciba-Geigy AG (Drugs) ..........................          200          173,170
  SMH AG (Leisure & Recreation) ..................          700*          94,028
                                                                      ----------
                                                                         436,316
                                                                      ----------
THAILAND (1.68%)
  Bangkok Bank (Banks) ...........................        9,000*          92,986
  Italian-Thai Development Public Co., Ltd. ......
   (Construction) ................................        4,000*          45,142
                                                                      ----------
                                                                         138,128
                                                                      ----------
United Kingdom (9.34%)
  Carlton Communications PLC (Broadcasting) ......       10,000       $  152,332
  Dixons Group PLC (Retail) ......................       35,000*         211,937
  Glaxo Wellcome PLC (Drugs) .....................       15,000*         202,293
  Reed International PLC (Publishing) ............        7,000*         106,466
  Thorn EMI PLC (Leisure & Recreation) ...........        4,000           93,154
                                                                      ----------
                                                                         766,182
                                                                      ----------
                               TOTAL COMMON STOCKS
                                 (Cost $7,337,029)      (92.90%)       7,622,806
                                                         ------       ----------

                                       INTEREST       PAR VALUE
                                         RATE      (000'S OMITTED)
                                         ----      ---------------
BONDS
PERU (0.52%)
  Tele 2000 S.A.
   (Telecommunications)
   Conv. Note 04-14-97 (R).........     9.750%        $    50             43,000
                                                      -------
                        TOTAL BONDS
                     (Cost $50,000)                    (0.52%)            43,000
                                                      -------          ---------

SHORT-TERM INVESTMENTS
JOINT REPURCHASE AGREEMENT (7.89%)
  Investment in a joint repurchase
   agreement transaction with
   SBC Capital Markets Inc. -
   Dated 10-31-95, Due 11-01-95
   (secured by U.S. Treasury Bond,
   8.75% Due 05-15-17, and by
   U.S. Treasury Note, 5.75%
   Due 09-30-97) Note A............     5.890             647            647,000
                                                                       ---------
       TOTAL SHORT-TERM INVESTMENTS                    (7.89%)           647,000
                                                      -------          ---------
                  TOTAL INVESTMENTS                  (101.31%)         $8,312,806
                                                      =======          =========

  * Securities, other than short-term investments, newly added to the portfolio during the year ended October 31, 1995.
 ** Non-income producing security.
(R) Security is exempt from registration under rule 144A of the Securities
    Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. See Note A of the Notes to Financial Statements for valuation policy. Rule
    144A securities amounted to $136,000 as of October 31, 1995.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                              FINANCIAL STATEMENTS

                    John Hancock Funds - International Fund

INDUSTRY DIVERSIFICATION (UNAUDITED)
--------------------------------------------------------------------------------
THE FUND PRIMARILY INVESTS IN SECURITIES ISSUED BY COMPANIES OF OTHER COUNTRIES. THE PERFORMANCE OF THE FUND IS CLOSELY TIED TO THE ECONOMIC CONDITIONS WITHIN THE COUNTRIES IT INVESTS. THE CONCENTRATION OF INVESTMENTS BY COUNTRY FOR INDIVIDUAL SECURITIES HELD BY THE FUND IS SHOWN IN THE SCHEDULE OF INVESTMENTS. IN ADDITION, THE CONCENTRATION OF INVESTMENTS CAN BE AGGREGATED BY VARIOUS INDUSTRY GROUPS. THE TABLE BELOW SHOWS THE PERCENTAGES OF THE FUND'S INVESTMENTS AT OCTOBER 31, 1995 ASSIGNED TO THE VARIOUS INVESTMENT CATEGORIES.

                                                 MARKET VALUE OF SECURITIES AS A
INVESTMENT CATEGORIES                                 % OF FUND NET ASSETS
Audio/Video....................................                2.28%
Automobile/Trucks..............................                2.44
Banks..........................................                5.84
Beverages......................................                1.89
Broadcasting...................................                3.31
Chemicals......................................                1.30
Computers......................................                0.73
Construction...................................                0.55
Diversified Operations.........................               17.03
Drugs..........................................                6.95
Electronics....................................                5.25
Engineering....................................                3.20
Gold Mining & Products.........................                1.00
Insurance......................................                1.58
Leisure & Recreation...........................                4.07
Machinery......................................                3.79
Metal Processing & Products....................                3.17
Oil & Gas......................................                1.46
Paper..........................................                2.72
Publishing.....................................                3.13
Real Estate....................................                2.36
Retail.........................................                8.10
Telecommunications.............................               11.04
Textile........................................                0.23
Short-Term Investments.........................                7.89
                                                             ------
                              TOTAL INVESTMENTS              101.31%
                                                             ======

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - International Fund

NOTE A --
ACCOUNTING POLICIES

Freedom Investment Trust II (the "Trust") is an open-end management investment company, registered under the Investment Company Act of 1940. The Trust consists of five series portfolios: John Hancock International Fund (the "Fund"), John Hancock Global Fund, John Hancock Global Income Fund, John Hancock Special Opportunities Fund, and John Hancock Short-Term Strategic Income Fund. Prior to January 1, 1995, John Hancock International Fund was known as John Hancock Freedom International Fund, John Hancock Global Fund was known as John Hancock Freedom Global Fund and John Hancock Global Income Fund was known as John Hancock Freedom Global Income Fund.

   The Trustees have authorized the issuance of multiple classes of shares of the Fund, designated as Class A and Class B shares. The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights to voting, redemption, dividends, and liquidation, except that certain expenses, subject to the approval of the Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission. Shareholders of a class which bears distribution/service expenses under the terms of a distribution plan, have exclusive voting rights regarding such distribution plan. Significant accounting policies of the Fund are as follows:

VALUATION OF INVESTMENTS Securities in the Fund's portfolio are valued on the basis of market quotations, valuations provided by independent pricing services or, at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt instruments maturing within 60 days are valued at amortized cost which approximates market value. All portfolio transactions initially expressed in terms of foreign currencies have been translated into U.S. dollars as described in "Foreign Currency Translation" below.

JOINT REPURCHASE AGREEMENT Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, Inc. (the "Adviser"), a wholly-owned subsidiary of The Berkeley Financial Group, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund's custodian bank receives delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

INVESTMENT TRANSACTIONS Investment transactions are recorded as of the date of pur chase, sale or maturity. Net realized gains and losses on sales of investments are determined on the identified cost basis. Capital gains realized on some foreign securities are subject to foreign taxes and are accrued, as applicable.

FEDERAL INCOME TAXES The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal income tax provision is required. For federal income tax purposes, the Fund has $531,550 of capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. If such carryforwards are used by the Fund, no capital gain distributions will be made. The carryforward expires October 31, 2003. For federal income tax purposes, net currency exchange gains and losses for sales of foreign debt securities must be treated as ordinary income even though such items are gains and losses for accounting purposes.

DIVIDENDS, DISTRIBUTIONS AND INTEREST Dividend income on investment securities is recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund is made aware of the dividend. Interest income on investment securities is recorded on the accrual basis. Foreign income may be subject to foreign withholding taxes which are accrued as applicable.

    The Fund records all distributions to shareholders from net investment income and realized gains on the ex-dividend date. Such distributions are determined in conformity with income tax

                         NOTES TO FINANCIAL STATEMENTS

                     John Hancock Funds - International Fund

regulations, which may differ from generally accepted accounting principles. Dividends paid by the Fund with respect to each class of shares will be calculated in the same manner, at the same time and will be in the same amount, except for the effect of expenses that may be applied differently to each class as explained previously.

EXPENSES The majority of the expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the Funds.

CLASS ALLOCATIONS Income, common expenses and realized and unrealized gains (losses) are calculated at the Fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution/service fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS The Fund may enter into forward foreign currency exchange contracts as a hedge against the effect of fluctuations in currency exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date at a set price. The aggregate principal amounts of the contracts are marked-to-market daily at the applicable foreign currency exchange rates. Any resulting unrealized gains and losses are included in the determination of the Fund's daily net assets. The Fund records realized gains and losses at the time the forward foreign currency contract is closed out or offset by a matching contract. Risks may arise upon entering these contracts from potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. These contracts involve market or credit risk in excess of the unrealized gain or loss reflected in the Fund's Statement of Assets and Liabilities. The Fund may also purchase and sell forward contracts to facilitate the settlement of foreign currency denominated portfolio transactions, under which it intends to take delivery of the foreign currency. Such contracts normally involve no market risk other than that offset by the currency amount of the underlying transaction.

   There were no open forward foreign currency exchange contracts at October 31, 1995.

FOREIGN CURRENCY TRANSLATION All assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 5:00 p.m., London time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain/loss on investments are translated at the rates prevailing at the dates of the transactions.

   The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

   Reported net realized foreign exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate.

DEFERRED ORGANIZATION EXPENSES Expenses incurred in connection with the organization of the Fund have been capitalized and are being charged to the Fund's operations ratably over a five-year period that began with the commencement of investment operations of the Fund.

NOTE B --
MANAGEMENT FEE AND
TRANSACTIONS WITH AFFILIATES AND OTHERS

The Adviser is solely responsible for advising the Fund with respect to investments in the United States and Canada. The Fund and the Adviser also have a sub-investment management contract with John Hancock Advisers International Limited (the "Sub-Adviser"), a wholly-owned subsidiary of the Adviser, under which the Sub-Adviser,

                         NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - International Fund

subject to the review of the Trustees and overall supervision of the Adviser, provides the Fund with investment management services and advice with respect to the portion of the Fund's assets invested in countries other than the United States and Canada.

   Under the present investment management contract, the Fund pays a monthly management fee to the Adviser, for a continuous investment program equivalent, on an annual basis, to the sum of (a) 1.00% of the first $250,000,000 of the Fund's average daily net asset value, (b) 0.80% of the next $250,000,000, (c) 0.75% of the next $250,000,000 and (d) 0.625% of the Fund's average daily net asset value in excess of $750,000,000. The Adviser pays the Sub-Adviser a fee equivalent, on an annual basis to the sum of (a) 0.70% of the first $200,000,000 of the Fund's average daily net asset value and (b) 0.6375% of the Fund's average daily net asset value in excess of $200,000,000. The Fund is not responsible for payment of the Sub-Adviser's fee.

   In the event normal operating expenses of the Fund, exclusive of certain expenses prescribed by state law, are in excess of the most restrictive state limit where the Fund is registered to sell shares of beneficial interest, the fee payable to the Adviser will be reduced to the extent of such excess, and the Adviser will make additional arrangements necessary to eliminate any remaining excess expenses. The current limits are 2.5% of the first $30,000,000 of the Fund's average daily net asset value, 2.0% of the next $70,000,000, and 1.5% of the remaining average daily net asset value.

   The Adviser has agreed to limit Fund expenses, including the management fee (but not including the transfer agent fee and the 12b-1 fee), to 0.90% of the Fund's average daily net assets. Accordingly, the reduction in the Adviser's fee amounted to $254,219 for the period ended October 31, 1995. The Adviser reserves the right to terminate this reduction in the future.

   The Fund has a distribution agreement with John Hancock Funds, Inc. ("JH Funds"), a wholly-owned subsidiary of the Adviser. Prior to January 1, 1995, JH Funds was known as John Hancock Broker Distribution Services, Inc. For the period ended October 31, 1995, JH Funds received net sales charges of $21,905 with regard to sales of Class A shares. Out of this amount, $3,910 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $3,174 was paid as sales commissions to unrelated broker-dealers and $14,821 was paid as sales commissions to sales personnel of John Hancock Distributors, Inc. ("Distributors"), Tucker Anthony, Incorporated ("Tucker Anthony") and Sutro & Co., Inc. ("Sutro"). The Adviser's indirect parent, John Hancock Mutual Life Insurance Company, is the indirect sole shareholder of Distributors and John Hancock Freedom Securities Corporation and its subsidiaries which include Tucker Anthony and Sutro.

   Class B shares which are redeemed within six years of purchase will be subject to a contingent deferred sales charge ("CDSC") at declining rates beginning at 5.0% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSC are paid to JH Funds and are used in whole or in part to defray its expenses related to providing distribution related services to the Fund in connection with the sale of Class B shares. For the period ended October 31, 1995, contingent deferred sales charges received by JH Funds amounted to $27,200.

   In addition, to reimburse JH Funds for the services it provides as distributor of shares of the Fund, the Fund has adopted a Distribution Plan with respect to Class A and Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. Accordingly, the Fund will make payments to JH Funds, for distribution and service expenses at an annual rate not to exceed 0.30% of the Fund's average daily net assets attributable to Class A shares and 1.00% of the Fund's average daily net assets attributable to Class B shares to reimburse JH Funds for its distribution/service costs. Up to a maximum of 0.25% of these payments may be service fees as defined by the amended Rules of Fair Practice of the National Association of Securities Dealers. Under the amended Rules of Fair Practice, curtailment of a portion of the Fund's 12b-1 payments could occur under certain circumstances.

   The Fund has a transfer agent agreement with John Hancock Investor Services Corporation ("Investor Services"), a wholly-owned subsidiary of The Berkeley Financial Group. Prior to January 1, 1995, Investor Services was known as John Hancock Fund Services, Inc.

                         NOTES TO FINANCIAL STATEMENTS

                    John Hancock Funds - International  Fund

   Prior to January 1, 1995, the Fund paid Investor Services a monthly transfer fee equivalent, on an annual basis, to 0.30% and 0.32% of the average daily net asset value of Class A and Class B shares of the Fund, respectively, plus out-of-pocket expenses incurred by Fund Services on behalf of the Fund. For the period January 1, 1995 and through September 30, 1995 Class A and Class B shares paid transfer agent fees based on the number of shareholder accounts and certain out-of-pocket expenses. For the eleven months ended September 30, 1995 the transfer agent expense, calculated as a class specific expense was $17,261 for Class A and $18,620 for Class B, respectively. Effective October 1, 1995 transfer agent expense is being treated as a fund expenses based on the number of shareholder accounts in the Fund and certain out-of-pocket expenses.

   Edward J. Boudreau, Jr. is a director and officer of the Adviser, and its affiliates, as well as a Trustee of the Fund. The Adviser owns 58,824 Class A shares of beneficial interest of the Fund. The compensation of unaffiliated Trustees is borne by the Fund. Effective with the fees paid for 1995, the unaffiliated Trustees may elect to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund will make investments into other John Hancock Funds, as applicable, to cover its liability as regards to the deferred compensation. Investments to cover the Fund's deferred compensation liability will be recorded on the Fund's books as an other asset. The deferred compensation liability will be marked to market on a periodic basis and income earned by the investment will be recorded on the Fund's books.

NOTE C --
INVESTMENT TRANSACTIONS

Purchases and proceeds from sales of securities, other than obligations of the U.S. government and its agencies and short-term securities, during the period ended October 31, 1995 aggregated $5,835,294 and $5,282,495, respectively. There were no purchases or sales of obligations of the U.S. government and its agencies during the period ended October 31, 1995.

   The cost of investments owned at October 31, 1995 for federal income tax purposes was $8,034,029. Gross unrealized appreciation and depreciation of investments aggregated $728,075 and $449,298, respectively, resulting in net unrealized appreciation of $278,777.

NOTE D --
RECLASSIFICATION OF CAPITAL ACCOUNTS

During the year ended October 31, 1995, the Fund has reclassified amounts to reflect a decrease in accumulated net realized loss on investments of $32,130, a decrease in undistributed net investment income of $10,619 and a decrease in capital paid-in of $21,511. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary differences, as of October 31, 1995. Additional adjustments may be needed in subsequent reporting periods. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to certain differences in the computation of distributable income and capital gains under federal tax rules versus generally accepted accounting principles.

                     John Hancock Funds - International Fund

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders of John Hancock International Fund and the Trustees of Freedom Investment Trust II

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock International Fund (the "Fund") (formerly known as John Hancock Freedom International Fund) (a portfolio of Freedom Investment Trust II) at October 31, 1995, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1995 by correspondence with the custodian, provide a reasonable basis for the opinion expressed above.



Price Waterhouse LLP
Boston, Massachusetts
December 18, 1995


TAX INFORMATION NOTICE (UNAUDITED)

For Federal Income Tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended October 31, 1995.

   With respect to the Fund's ordinary taxable income for the fiscal year ended October 31, 1995, 100% of the dividends qualify for the corporate dividends received deduction.

   Shareholders will receive a 1995 U.S. Treasury Department Form 1099-DIV in January of 1996. This will reflect the total of all distributions which are taxable for the calendar year 1995.

                                      NOTES

                     John Hancock Funds - International Fund

                                      NOTES

                     John Hancock Funds - International Fund

                                      NOTES

                     John Hancock Funds - International Fund

[LOGO] JOHN HANCOCK FUNDS                                           Bulk Rate
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--------------------------------------------------------------------------------
   This report is for the information of shareholders of the John Hancock International Fund. It may be used as sales literature when preceded or accompanied by the current prospectus, which details charges, investment objectives and operating policies.


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Paper."]


                                                                 JHD 4000A 10/95
                                                                           12/95